Goodwill and intangible assets - The outcome the impairment review for Personal Banking and Business Banking (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Outcome of goodwill and intangibles review and Other intangible assets
Goodwill	£ 3,891	£ 3,899
Intangibles	4,057	4,220
Carrying value	7,948	8,119
Barclays UK [member]
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	6,003
Goodwill	3,381
Intangibles	1,597
Carrying value	10,981
Value in use	11,844
Value in use exceeding carrying value	863	4,551
Personal Banking | Barclays UK [member]
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	4,650
Goodwill	2,752	2,718
Intangibles	1,407
Carrying value	8,809
Value in use	8,932
Value in use exceeding carrying value	123	2,570
Business Banking | Barclays UK [member]
Outcome of goodwill and intangibles review and Other intangible assets
Tangible equity	1,353
Goodwill	629	629
Intangibles	190
Carrying value	2,172
Value in use	2,912
Value in use exceeding carrying value	£ 740	£ 1,981